CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ (93,347)	$ (25,905)
Other comprehensive income (loss):
Foreign currency translation adjustment	(719)	828
Unrealized loss on marketable securities		(1)
Total other comprehensive (loss) income	(719)	827
Comprehensive loss	$ (94,066)	$ (25,078)